Dividends (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of distributions made and proposed to equity shareholders
Distributions made and proposed

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Amounts recognised as distributions to equity share holders:
Equity dividend on ordinary shares:
Interim dividend for the year: (March 31, 2020: ₹ 3.90/- per share, March 31, 2021: ₹ 9.50/- per share, March 31, 2022: ₹ 13.50/-, ₹ 18.50/- and ₹ 13/- per share) a,b,c	14,441	35,187	166,814	2,199

Total	14,441	35,187	166,814	2,199

a)	Three interim dividends of ₹ 13.50/-, ₹ 18.50/- and ₹ 13/- per share were declared during the year ended March 31, 2022.
b)	An interim dividend of ₹ 9.50 /- per share was declared during the year ended March 31, 2021.
c)	An interim dividend of ₹ 3.90 /- per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.90 /- per share was waived by ESOS Trust.